Insurance - Summary of Amounts Arising From Insurance Contracts (Detail) - 12 months ended Dec. 31, 2018 R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)	USD ($)
Cemig Geracao e Transmissao [member] | Air transport Aircraft Fuselage [member]
Disclosure of types of insurance contracts [line items]
Coverage	Fuselage	Fuselage
Amount insured | $			$ 4,385
Cemig Geracao e Transmissao [member] | Air transport [member]
Disclosure of types of insurance contracts [line items]
Coverage	Third party	Third party
Amount insured | $			14,000
Annual premium | $		$ 49
Cemig Geracao e Transmissao [member] | Ware house stores [member]
Disclosure of types of insurance contracts [line items]
Coverage	Fire	Fire
Amount insured	R$ 21,775
Annual premium	R$ 22
Cemig Geracao e Transmissao [member] | Buildings [member]
Disclosure of types of insurance contracts [line items]
Coverage	Fire	Fire
Amount insured	R$ 271,446
Annual premium	R$ 59
Cemig Geracao e Transmissao [member] | Telecoms equipment [member]
Disclosure of types of insurance contracts [line items]
Coverage	Fire	Fire
Amount insured	R$ 11,514
Annual premium	R$ 5
Cemig Geracao e Transmissao [member] | Operational risk [member]
Disclosure of types of insurance contracts [line items]
Coverage	-	-
Amount insured	R$ 992,147
Annual premium	R$ 1,332
Cemig Geracao e Transmissao [member] | Bottom of range [member] | Air transport Aircraft Fuselage [member]
Disclosure of types of insurance contracts [line items]
Coverage period	April 29, 2018	April 29, 2018
Cemig Geracao e Transmissao [member] | Bottom of range [member] | Air transport [member]
Disclosure of types of insurance contracts [line items]
Coverage period	April 29, 2018	April 29, 2018
Cemig Geracao e Transmissao [member] | Bottom of range [member] | Ware house stores [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Nov. 2, 2018	Nov. 2, 2018
Cemig Geracao e Transmissao [member] | Bottom of range [member] | Buildings [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Jan. 8, 2019	Jan. 8, 2019
Cemig Geracao e Transmissao [member] | Bottom of range [member] | Telecoms equipment [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Jan. 8, 2019	Jan. 8, 2019
Cemig Geracao e Transmissao [member] | Bottom of range [member] | Operational risk [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Dec. 7, 2018	Dec. 7, 2018
Cemig Geracao e Transmissao [member] | Top of range [member] | Air transport Aircraft Fuselage [member]
Disclosure of types of insurance contracts [line items]
Coverage period	April 29, 2019	April 29, 2019
Cemig Geracao e Transmissao [member] | Top of range [member] | Air transport [member]
Disclosure of types of insurance contracts [line items]
Coverage period	April 29, 2019	April 29, 2019
Cemig Geracao e Transmissao [member] | Top of range [member] | Ware house stores [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Nov. 2, 2020	Nov. 2, 2020
Cemig Geracao e Transmissao [member] | Top of range [member] | Buildings [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Jan. 8, 2020	Jan. 8, 2020
Cemig Geracao e Transmissao [member] | Top of range [member] | Telecoms equipment [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Jan. 8, 2020	Jan. 8, 2020
Cemig Geracao e Transmissao [member] | Top of range [member] | Operational risk [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Dec. 7, 2019	Dec. 7, 2019
Cemig Distribution [member] | Facilities in buildings [member]
Disclosure of types of insurance contracts [line items]
Coverage	Fire	Fire
Amount insured	R$ 436,994
Annual premium	R$ 94
Cemig Distribution [member] | Air transport Aircraft Fuselage [member]
Disclosure of types of insurance contracts [line items]
Coverage	Fuselage	Fuselage
Amount insured | $			3,285
Cemig Distribution [member] | Air transport [member]
Disclosure of types of insurance contracts [line items]
Coverage	Third party	Third party
Amount insured | $			$ 14,000
Annual premium | $		$ 35
Cemig Distribution [member] | Ware house stores [member]
Disclosure of types of insurance contracts [line items]
Coverage	Fire	Fire
Amount insured	R$ 164,514
Annual premium	R$ 169
Cemig Distribution [member] | Telecoms equipment [member]
Disclosure of types of insurance contracts [line items]
Coverage	Fire	Fire
Amount insured	R$ 17,208
Annual premium	R$ 7
Cemig Distribution [member] | Operational risk [member]
Disclosure of types of insurance contracts [line items]
Coverage	Total	Total
Amount insured	R$ 542,976
Annual premium	R$ 729
Cemig Distribution [member] | Bottom of range [member] | Facilities in buildings [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Jan. 8, 2019	Jan. 8, 2019
Cemig Distribution [member] | Bottom of range [member] | Air transport Aircraft Fuselage [member]
Disclosure of types of insurance contracts [line items]
Coverage period	April 29, 2018	April 29, 2018
Cemig Distribution [member] | Bottom of range [member] | Air transport [member]
Disclosure of types of insurance contracts [line items]
Coverage period	April 29, 2018	April 29, 2018
Cemig Distribution [member] | Bottom of range [member] | Ware house stores [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Nov. 2, 2018	Nov. 2, 2018
Cemig Distribution [member] | Bottom of range [member] | Telecoms equipment [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Jan. 8, 2019	Jan. 8, 2019
Cemig Distribution [member] | Bottom of range [member] | Operational risk [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Dec. 7, 2018	Dec. 7, 2018
Cemig Distribution [member] | Top of range [member] | Facilities in buildings [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Jan. 8, 2020	Jan. 8, 2020
Cemig Distribution [member] | Top of range [member] | Air transport Aircraft Fuselage [member]
Disclosure of types of insurance contracts [line items]
Coverage period	April 29, 2019	April 29, 2019
Cemig Distribution [member] | Top of range [member] | Air transport [member]
Disclosure of types of insurance contracts [line items]
Coverage period	April 29, 2019	April 29, 2019
Cemig Distribution [member] | Top of range [member] | Ware house stores [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Nov. 2, 2020	Nov. 2, 2020
Cemig Distribution [member] | Top of range [member] | Telecoms equipment [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Jan. 8, 2020	Jan. 8, 2020
Cemig Distribution [member] | Top of range [member] | Operational risk [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Dec. 7, 2019	Dec. 7, 2019
Companhia Energetica de Minas Gerais Holding [member] | Facilities in buildings [member]
Disclosure of types of insurance contracts [line items]
Coverage	Fire	Fire
Amount insured	R$ 6,628
Annual premium	R$ 1
Companhia Energetica de Minas Gerais Holding [member] | Bottom of range [member] | Facilities in buildings [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Jan. 8, 2019	Jan. 8, 2019
Companhia Energetica de Minas Gerais Holding [member] | Top of range [member] | Facilities in buildings [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Jan. 8, 2020	Jan. 8, 2020
Gasmig [member] | Gas Distribution Network Third Party [member]
Disclosure of types of insurance contracts [line items]
Coverage	Third party	Third party
Amount insured	R$ 60,000
Annual premium	R$ 398
Gasmig [member] | Own Vehicle Fleet Operation [member]
Disclosure of types of insurance contracts [line items]
Coverage	Damage to third parties only	Damage to third parties only
Amount insured	R$ 500
Annual premium	R$ 3
Gasmig [member] | Own Vehicle Fleet Directors [member]
Disclosure of types of insurance contracts [line items]
Coverage	Full cover	Full cover
Amount insured	R$ 100
Annual premium	R$ 2
Gasmig [member] | Facilities Multirisk [member]
Disclosure of types of insurance contracts [line items]
Coverage	Robbery, theft and fire	Robbery, theft and fire
Amount insured	R$ 41,374
Annual premium	R$ 50
Gasmig [member] | Bottom of range [member] | Gas Distribution Network Third Party [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Dec. 15, 2018	Dec. 15, 2018
Gasmig [member] | Bottom of range [member] | Own Vehicle Fleet Operation [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Jul. 7, 2018	Jul. 7, 2018
Gasmig [member] | Bottom of range [member] | Own Vehicle Fleet Directors [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Oct. 25, 2018	Oct. 25, 2018
Gasmig [member] | Bottom of range [member] | Facilities Multirisk [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Jan. 1, 2018	Jan. 1, 2018
Gasmig [member] | Top of range [member] | Gas Distribution Network Third Party [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Dec. 15, 2019	Dec. 15, 2019
Gasmig [member] | Top of range [member] | Own Vehicle Fleet Operation [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Jul. 7, 2019	Jul. 7, 2019
Gasmig [member] | Top of range [member] | Own Vehicle Fleet Directors [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Oct. 25, 2019	Oct. 25, 2019
Gasmig [member] | Top of range [member] | Facilities Multirisk [member]
Disclosure of types of insurance contracts [line items]
Coverage period	Jan. 1, 2019	Jan. 1, 2019